Index

VARIABLE ANNUITY-3 SERIES ACCOUNT OF EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Variable Annuity-3 Series

Account of Empower Life & Annuity Insurance

Company of New York

Financial Statements as of and for the year ended December 31, 2022 and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-3 Series Account and Those Charged with Governance of Empower Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-3 Series Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York separate accounts since 2021.

Birmingham, Alabama
April 20, 2023

Appendix A

The subaccounts that comprise Variable Annuity-3 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Columbia Variable Portfolio - Mid Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Select Large Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Select Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Seligman Global Technology Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Government Money Market Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Variable Annuity-3 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Columbia Variable Portfolio - Mid Cap Growth Fund	Columbia Variable Portfolio - Select Large Cap Value Fund	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Empower Government Money Market Fund

ASSETS:
Investments at fair value (1)	$74,014	$730	$1,846	$441,682	$51,543

Receivable dividends and other	-	-	-	-	10
Due from the fund manager	3	-	-	17	2
Total receivables	3	-	-	17	12
Total assets	74,016	730	1,846	441,699	51,556

LIABILITIES:
Due to Contract Owners	3	-	-	17	2
Total liabilities	3	-	-	17	2

NET ASSETS	$74,014	$730	$1,846	$441,682	$51,554

Fair value per share (NAV)	$36.25	$36.75	$30.50	$20.66	$1.00
Shares outstanding in the Separate Account	2,042	20	61	21,379	51,543

(1) Investments in mutual fund shares, at cost	30,503	307	728	467,421	51,543

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

See accompanying notes to financial statements.

Variable Annuity-3 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Columbia Variable Portfolio - Mid Cap Growth Fund	Columbia Variable Portfolio - Select Large Cap Value Fund	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Empower Government Money Market Fund
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$624

EXPENSES:
Mortality and expense risk	1,126	11	27	7,109	832

NET INVESTMENT INCOME (LOSS)	(1,126)	(11)	(27)	(7,109)	(208)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	698	5	23	2,304	-
Capital gain distributions	-	-	-	117,799	-

Net realized gain (loss) on investments	698	5	23	120,104	-

Change in net unrealized appreciation (depreciation) on investments	(34,078)	(21)	(341)	(327,430)	-

Net realized and unrealized gain (loss) on investments	(33,380)	(16)	(319)	(207,326)	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,506)	$(27)	$(346)	$(214,436)	$(208)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

See accompanying notes to financial statements.

Variable Annuity-3 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Columbia Variable Portfolio - Mid Cap Growth Fund	Columbia Variable Portfolio - Select Large Cap Value Fund	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Empower Government Money Market Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,126)	$(11)	$(27)	$(7,109)	$(208)
Net realized gain (loss) on investments	698	5	23	120,104	-
Change in net unrealized appreciation (depreciation) on investments	(34,078)	(21)	(341)	(327,430)	-
Net increase (decrease) in net assets resulting from operations	(34,506)	(27)	(346)	(214,436)	(208)

CONTRACT TRANSACTIONS:
Contract maintenance charges	(5)	(2)	(4)	(48)	(31)
Transfers for Contract benefits and terminations	-	-	-	-	(263,876)
Net transfers (to) from the Company and Subaccounts	7	(0)	-	(722)	47
Increase (decrease) in net assets resulting from Contract transactions	2	(2)	(4)	(770)	(263,859)

Total increase (decrease) in net assets	(34,504)	(28)	(350)	(215,205)	(264,068)

NET ASSETS:
Beginning of period	108,518	759	2,196	656,887	315,621
End of period	$74,014	$730	$1,846	$441,682	$51,554

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-
Units redeemed	(0)*	(0)*	(0)*	(4)	(30,005)
Net increase (decrease)	(0)	(0)	(0)	(4)	(30,005)

* The subaccount units rounded to less than one unit.

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

See accompanying notes to financial statements.

Variable Annuity-3 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Columbia Variable Portfolio - Mid Cap Growth Fund	Columbia Variable Portfolio - Select Large Cap Value Fund	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Empower Government Money Market Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,456)	$(10)	$(29)	$(5,651)	$(6,383)
Net realized gain (loss) on investments	1,023	6	21	63,266	-
Change in net unrealized appreciation (depreciation) on investments	14,547	154	504	120,793	-
Net increase (decrease) in net assets resulting from operations	14,115	150	496	178,408	(6,383)

CONTRACT TRANSACTIONS:
Contract maintenance charges	(6)	(2)	(3)	(49)	(30)
Transfers for Contract benefits and terminations	-	-	-	-	(170,000)
Net transfers (to) from the Company and Subaccounts	-	-	-	(4,283)	(60)
Increase (decrease) in net assets resulting from Contract transactions	(6)	(2)	(3)	(4,332)	(170,090)

Total increase (decrease) in net assets	14,108	148	493	174,075	(176,472)

NET ASSETS:
Beginning of period	$94,409	$611	$1,703	$482,812	$492,094
End of period	$108,518	$759	$2,196	$656,887	$315,621

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-
Units redeemed	-	-	-	(25)	(19,282)
Net increase (decrease)	-	-	-	(25)	(19,282)

Note: Totals may not appear to foot/crossfoot due to rounding.

See accompanying notes to financial statements.

VARIABLE ANNUITY-3 SERIES ACCOUNT OF

EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The Variable Annuity-3 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It consists of five investment divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. The Separate Account is no longer being sold and is also closed to additional premium payments from existing policyholders. There are currently no participants receiving an annuity payout.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification of Topic 946 “Financial Services – investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Separate Account.

The following is a list of the variable annuity product funded by the Separate Account:

Trillium NY

For the years ended December 31, 2022 and 2021, the Separate Account was invested in up to 5 Subaccounts, as follows:

Columbia Variable Portfolio - Mid Cap Growth Fund
Columbia Variable Portfolio - Select Large Cap Value Fund
Columbia Variable Portfolio - Select Small Cap Value Fund
Columbia Variable Portfolio - Seligman Global Technology Fund
Empower Government Money Market(a)

(a) See Subaccount Changes table below

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Government Money Market	Empower Government Money Market	August 1, 2022

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable Dividends and Other

Receivable dividends and other include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net Transfers (to) from the Company and Subaccounts

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Columbia Variable Portfolio - Mid Cap Growth Fund	$-	$1,131
Columbia Variable Portfolio - Select Large Cap Value Fund	-	12
Columbia Variable Portfolio - Select Small Cap Value Fund	-	31
Columbia Variable Portfolio - Seligman Global Technology Fund	117,799	7,908
Empower Government Money Market Fund	613	264,749

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts an annual maintenance charge of $30, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract maintenance charges in the accompanying Statements of Changes in Net Assets of the applicable Subaccounts, is waived on certain contracts.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Separate Account and it deducts as daily administrative charge equal to an effective annual rate of 1.25% of the unit value of each Subaccount. In addition, an effective annual rate of 0.15% of each Subaccount is deducted as daily administration fees. The charges and fees are recognized as Mortality and Expense Risk in the Statements of Operations and Contract maintenance charges in the Statements of Changes of in Net Assets of the applicable Subaccount.

Charges Incurred for Surrenders

The Company may deduct from each participant’s account a maximum charge of 6% of an amount withdrawn that is deemed to be premium. This charge is recorded as Transfers for contract benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Transfer Charges

The Company deducts from each participant’s account a charge of $25 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Related Party Transactions

Empower Funds, Inc., funds of which are underlying certain Subaccounts, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services. If applicable, these fees are recorded on the Statements of Operations.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statements of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized contract expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date that the investment option was available in the Separate Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return Corresponding to the Expense Ratio
Columbia Variable Portfolio - Mid Cap Growth Fund
2022	1		$141.41	$74	0.00%	1.40%	(31.79)%
2021	1		207.32	109	0.00%	1.40%	14.95%
2020	1		180.36	94	0.00%	1.40%	33.55%
2019	1		135.05	149	0.00%	1.40%	33.30%
2018	1		101.29	113	0.00%	1.40%	(6.09)%
Columbia Variable Portfolio - Select Large Cap Value Fund
2022	0	*	28.59	1	0.00%	1.40%	(6.78)%
2021	0	*	30.67	1	0.00%	1.40%	29.30%
2020	0	*	23.72	1	0.00%	1.40%	3.13%
2019	0	*	23.00	1	0.00%	1.40%	24.99%
2018	0	*	18.34	1	0.00%	1.40%	(13.45)%
Columbia Variable Portfolio - Select Small Cap Value Fund
2022	0	*	21.55	2	0.00%	1.40%	(15.95)%
2021	0	*	25.64	2	0.00%	1.40%	29.23%
2020	0	*	19.84	2	0.00%	1.40%	7.65%
2019	0	*	18.43	8	0.00%	1.40%	16.10%
2018	0	*	15.87	9	0.00%	1.40%	(13.81)%
Columbia Variable Portfolio - Seligman Global Technology Fund
2022	3		136.04	442	0.00%	1.40%	(32.67)%
2021	3		202.06	657	0.40%	1.40%	37.09%
2020	3		147.39	483	0.00%	1.40%	44.16%
2019	4		102.24	359	0.00%	1.40%	53.16%
2018	4		66.76	251	0.00%	1.40%	(9.42)%
Empower Government Money Market Fund
2022	6		8.78	52	1.06%	1.40%	(0.19)%
2021	36		8.80	316	0.01%	1.40%	(1.35)%
2020	55		8.92	492	0.32%	1.40%	(1.11)%
2019	91		9.02	821	1.75%	1.40%	0.34%
2018	124		8.99	1,116	1.53%	1.40%	(0.04)%

*The Subaccount has units that round to less than 1000 units.

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.